Annual Total Returns (Bar Chart) (Invesco U.S. Small/Mid Cap Value Fund, Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund)	12 Months Ended
May 02, 2011
Invesco U.S. Small/Mid Cap Value Fund | Class A, Class A, Invesco U.S. Small/Mid Cap Value Fund
Annual Total Returns
'08	(38.21%)
'09	33.39%
'10	24.52%